INCOME TAXES (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Federal statutory tax rate					35.00%	35.00%
State tax rate, net of federal tax benefit					5.50%	0.00%
Adjustment in valuation allowances					(18.20%)	(5.80%)
Permanent and other differences					(22.30%)	(29.20%)
Provision (Benefit) for Income Taxes					0.00%	0.00%
Expected income tax benefit at statutory rate						$ (4,519,678)
Non-deductible expenses:
Debt settlement						2,586,500
VitaMed pre-merger loss						1,164,629
Other non-deductible expenses						22,912
Change in valuation account						745,637
Income tax expense (benefit)